Annual Total Returns [BarChart] - Dodge & Cox Stock Fund - Dodge & Cox Stock Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	(4.08%)
Annual Return 2012	22.01%
Annual Return 2013	40.55%
Annual Return 2014	10.43%
Annual Return 2015	(4.47%)
Annual Return 2016	21.27%
Annual Return 2017	18.32%
Annual Return 2018	(7.08%)
Annual Return 2019	24.80%
Annual Return 2020	7.16%